ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assumptions utilized to calculate ECL (Detail)	Dec. 31, 2025
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Personal and Business Banking | Private Sector Deposits | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.00%
Loss given default	45.00%
Personal and Business Banking | Private Sector Deposits | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	40.00%
Loss given default	40.00%
Personal and Business Banking | Private Sector Deposits | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	41.00%
Loss given default	41.00%
Personal and Business Banking | Real Badlar Rate (private banks) | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	2.00%
Personal and Business Banking | Real Badlar Rate (private banks) | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	(0.10%)
Personal and Business Banking | Real Badlar Rate (private banks) | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	3.70%
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	3.70%
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	8.40%
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(1.20%)
Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Corporate Banking | Private Sector Deposits | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	45.00%
Corporate Banking | Private Sector Deposits | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	40.00%
Corporate Banking | Private Sector Deposits | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	41.00%
Corporate Banking | Real Badlar Rate (private banks) | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	2.00%
Loss given default	2.00%
Corporate Banking | Real Badlar Rate (private banks) | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(0.10%)
Loss given default	(0.10%)
Corporate Banking | Real Badlar Rate (private banks) | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	3.70%
Loss given default	3.70%
Corporate Banking | Blue cheap swap rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	20.10%
Corporate Banking | Blue cheap swap rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(9.30%)
Corporate Banking | Blue cheap swap rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	66.90%
Corporate Banking | Interest Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	22.00%
Corporate Banking | Interest Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	17.90%
Corporate Banking | Interest Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	42.00%